Other Investments	12 Months Ended
Dec. 31, 2024
Other Investments
Other Investments

Note 9. Other Investments

The Company has established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity. The LLC does not conduct any business apart from its role in the NMTC financing structure. The Company’s investment involves a project with a local industrial firm for the purpose of modernizing and expanding its current facilities and increasing the workforce. The NMTC equity investment generated tax credits of $300,000 for 2024, with an amortization expense of $251,934. The carrying value of the NMTC equity investment was $1.7 million at December 31, 2024, and is included in Other assets in the consolidated balance sheets.

The Company purchases, from time to time, interests in various limited partnerships established to acquire, own, and rent residential housing for low- and moderate-income residents of northeastern and central Vermont. The tax credits from these investments were $998,450 and $698,450 for the years ended December 31, 2024 and 2023, respectively. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $496,591 and $596,429 for 2024 and 2023, respectively. The carrying values of the limited partnership investments were $9,833,005 and $4,192,530 at December 31, 2024 and 2023, respectively, and are included in Other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through CFS Partners, a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in CFS Partners under the equity method of accounting. The Company's investment in CFS Partners, included in Other assets, amounted to $5,011,402 and $3,790,493 as of December 31, 2024 and 2023, respectively. The Company recognized income of $1,220,909 and $1,033,499 for 2024 and 2023, respectively, through CFS Partners from the operations of CFSG.